Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue

The following table represents the Company’s disaggregation of revenue:

	Three Months		Six Months
	Successor	Successor	Successor		Predecessor
	April 1, 2019 to June 30, 2019	April 1, 2018 to June 30, 2018	January 1, 2019 to June 30, 2019	March 15, 2018 to June 30, 2018	January 1, 2018 to March 14, 2018

New vehicles revenue	$94,234	$88,643	$192,046	$113,928	$73,831
Preowned vehicle revenue	54,812	55,718	109,634	69,600	45,280
Parts, accessories, and related services	8,731	8,103	17,506	9,944	6,121
Finance and insurance revenue	9,537	8,219	19,252	10,656	6,861
Campground, rental, and other revenue	1,232	1,431	3,165	1,891	1,846
	$168,546	$162,114	$341,603	$206,019	$133,939

Schedule of Revenue Recognized of Finance and Insurance Revenues

The Company recognized finance and insurance revenues, net of chargebacks, which is included in other revenue as follows (unaudited):

	Three Months		Six Months
	Successor	Successor	Successor		Predecessor
	April 1, 2019 to June 30, 2019	April 1, 2018 to June 30, 2018	January 1, 2019 to June 30, 2019	March 15, 2018 to June 30, 2018	January 1, 2018 to March 14, 2018

Gross finance and insurance revenues	$11,009	$9,060	$21,687	$11,577	$7,483
Chargebacks	(1,472)	(841)	(2,435)	(921)	(622)
Net Finance Revenue	$9,537	$8,219	$19,252	$10,656	$6,861

The Company recognized finance and insurance revenues, net of chargebacks, which is included in other revenue as follows:

	Successor	Predecessor
	March 15, 2018 to December 31, 2018	January 1, 2018 to March 14, 2018	January 1, 2017 to December 31, 2017

Gross finance and insurance revenues	$27,926	$7,483	$32,509
Chargebacks	(2,338)	(622)	(2,661)
Net Finance Revenue	$25,588	$6,861	$29,848

Summary of Net Income (Loss) Attribute to Common Stockholders

The following table summarizes net income (loss) attributable to common stockholders used in the calculation of basic and diluted loss per common share:

	Successor
	April 1, 2019 to June 30, 2019	April 1, 2018 to June 30, 2018	January 1, 2019 to June 30, 2019	March 15, 2018 to June 30, 2018

(Dollars in thousands - except per share and per share amounts)
Distributed earnings allocated to common stock	$-	$-	$-	$-
Undistributed earnings (loss) allocated to common stock	205	388	611	(2,284)
Net earnings (loss) allocated to common stock	205	388	611	(2,284)
Net earnings allocated to participating securities	128	239	382	-
Net income (loss) allocated to common stock and participating securities	$333	$627	$993	$(2,284)

Weighted average shares outstanding for basic earnings per common share	9,811,107	9,668,250	9,753,491	9,668,250
Dilutive effect of warrants and options	-	-	-	-
Weighted average shares outstanding for diluted earnings per common share	9,811,107	9,668,250	9,753,491	9,668,250

Basic earnings (loss) per common share	$0.02	$0.04	$0.06	$(0.24)
Diluted earnings (loss) per common share	$0.02	$0.04	$0.06	$(0.24)

The following table summarizes net loss attributable to common stockholders used in the calculation of basic and diluted loss per common share:

Successor
March 15, 2018 to December 31, 2018
(Dollars in thousands - except per share amounts)
Distributed earning allocated to common stock	$-
Undistributed loss allocated to common stock	(9,857)
Net loss allocated to common stock	(9,857)
Net loss allocated to participating securities	-
Net loss allocated to common stock and participating securities	$(9,857)
Weighted average shares outstanding for basic earning per common share	9,668,250
Dilutive effect of warrants and options	-
Weighted average shares outstanding for diluted earnings per share computation	9,668,250
Basic loss per common share	$(1.02)
Diluted loss per common share	$(1.02)

Schedule of Denominator of Basic and Dilutive Earnings Per Share

During the Successor Periods, the denominator of the basic and dilutive EPS was calculated as follows:

	April 1, 2019 to June 30, 2019	April 1, 2018 to June 30, 2018	January 1, 2019 to June 30, 2019	March 15, 2018 to June 30, 2018

Weighted average outstanding common shares	8,471,608	8,471,608	8,413,992	8,471,608
Weighted average shares held in escrow	-	(142,857)	-	(142,857)
Weighted average prefunded warrants	1,339,499	1,339,499	1,339,499	1,339,499
Weighted shares outstanding - basic and diluted	9,811,107	9,668,250	9,753,491	9,668,250

During the Successor Period from March 15, 2018 to December 31, 2018, the denominator of the basic and dilutive EPS was calculated as follows:

March 15, 2018 to December 31, 2018

Weighted average outstanding common shares	8,471,608
Weighted average shares held in escrow	(142,857)
Weighted average prefunded warrants	1,339,499
Weighted shares outstanding - basic and diluted	9,668,250

Schedule of Anti-dilutive Securities Excluded from Computation of Earnings Per Share

For the Successor Periods, the following common stock equivalent shares were excluded from the computation of the diluted loss per share, since their inclusion would have been anti-dilutive:

	April 1, 2019 to June 30, 2019	April 1, 2018 to June 30, 2018	January 1, 2019 to June 30, 2019	March 15, 2018 to June 30, 2018
Shares underlying Series A Convertible Preferred Stock	-	-	-	5,962,733
Shares underlying warrants	4,677,458	4,677,458	4,677,458	4,677,458
Stock options	3,677,580	3,658,421	3,677,580	3,658,421
Shares underlying unit purchase options	-	657,142	-	657,142
Share equivalents excluded from EPS	8,355,038	8,993,021	8,355,038	14,955,754

For the Successor period, the following common stock equivalent shares were excluded from the computation of the diluted loss per share, since their inclusion would have been anti-dilutive:

March 15, 2018 to December 31, 2018

Shares underlying Series A Convertible Preferred Stock	5,962,733
Shares underlying warrants	4,677,458
Stock options	3,658,421
Shares underlying unit purchase options	657,142
Share equivalents excluded from EPS	14,955,754

Schedule of Geographic Concentration Risk Percentage

The percent of revenues generated by customers of the Florida location and the Colorado locations, which generate greater than 10% of revenues, were as follows (unaudited):

	Three Months		Six Months
	Successor	Successor	Successor		Predecessor
	April 1, 2019 to June 30, 2019	April 1, 2018 to June 30, 2018	January 1, 2019 to June 30, 2019	March 15, 2018 to June 30, 2018	January 1, 2018 to March 14, 2018

Florida	64%	74%	69%	75%	81%
Colorado	16%	19%	13%	18%	11%

Revenues generated by customers of the Florida location and the Colorado locations, which generate greater than 10% of revenues, were as follows:

	Successor	Predecessor
	March 15, 2018 to December 31, 2018	January 1, 2018 to March 14, 2018	January 1, 2017 to December 31, 2017

Florida	71%	81%	77%
Colorado	19%	11%	15%